Note 7 - Finance Income and Expense - Foreign Exchange Gain (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Unrealized foreign exchange gain (loss)	$ 2,365	$ 166		$ (1,116)
Realized foreign exchange gain (loss)	(1,532)	(191)		751
Total	$ 833	$ (25)	[1]	$ (365)

[1]	Amounts in the comparative periods have been re-presented to account for the impact of discontinued operations and the reclassification of items classified as "cost of revenue" in the consolidated financial statements for the years ended December 31, 2018 and 2019. See Notes 2 and 9 for additional information.